Combined Statements of Net Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Rental revenue	$ 455,579	$ 393,488
Property operating costs	75,221	60,812
Net operating income	380,358	332,676
General and administrative expenses	29,465	38,400
Depreciation and amortization	1,598	1,320
Interest income	(1,625)	(3,109)
Interest expense and other financing costs	50,967	47,226
Foreign exchange gains, net	(1,215)	(5,110)
Fair value losses (gains) on investment properties, net	219,728	(1,298,865)
Fair value (gains) losses on financial instruments, net	(11,383)	1,214
Loss on sale of investment properties	666	761
Income before income taxes	92,157	1,550,839
Income tax (recovery) expense	(63,665)	240,567
Net income	155,822	1,310,272
Net income attributable to:
Stapled unitholders	155,768	1,309,937
Non-controlling interests	54	335
Net income	$ 155,822	$ 1,310,272